Debt - Estimated Fair Value of Long-Term Debt (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt		$ 216,000
Write-off of debt financing costs and discount	$ 4,406
Noble Finance Company
Debt Instrument [Line Items]
Long-term debt	393,500	216,000
Write-off of debt financing costs and discount	4,406	45,500
Carrying Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		216,000	$ 3,977,926
Current maturities of long-term debt		0	0
Long-term debt		216,000	0
Estimated Fair Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		236,792	898,938
Current maturities of long-term debt		0	0
Long-term debt		236,792	0
Line of Credit | Carrying Value | Revolving Credit Facility | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	0
Line of Credit | Estimated Fair Value | Revolving Credit Facility | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	0
11.000% Second Lien Notes due February 2028 | Secured notes | Noble Finance Company
Debt Instrument [Line Items]
Total debt	$ 216,000
11.000% Second Lien Notes due February 2028 | Secured notes | Carrying Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		216,000	0
11.000% Second Lien Notes due February 2028 | Secured notes | Estimated Fair Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		236,792	0
4.900% Senior Notes due August 2020 | Senior Unsecured Notes | Carrying Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	62,535
4.900% Senior Notes due August 2020 | Senior Unsecured Notes | Estimated Fair Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	1,366
4.625% Senior Notes due March 2021 | Senior Unsecured Notes | Carrying Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	79,936
4.625% Senior Notes due March 2021 | Senior Unsecured Notes | Estimated Fair Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	1,596
3.950% Senior Notes due March 2022 | Senior Unsecured Notes | Carrying Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	21,213
3.950% Senior Notes due March 2022 | Senior Unsecured Notes | Estimated Fair Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	354
7.750% Senior Notes due January 2024 | Senior Unsecured Notes | Carrying Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	397,025
7.750% Senior Notes due January 2024 | Senior Unsecured Notes | Estimated Fair Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	7,925
7.950% Senior Notes due April 2025 | Senior Unsecured Notes | Carrying Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	450,000
7.950% Senior Notes due April 2025 | Senior Unsecured Notes | Estimated Fair Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	8,348
7.875% Senior Notes due February 2026 | Senior Unsecured Notes | Carrying Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	750,000
7.875% Senior Notes due February 2026 | Senior Unsecured Notes | Estimated Fair Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	301,935
6.200% Senior Notes due August 2040 | Senior Unsecured Notes | Carrying Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	393,596
6.200% Senior Notes due August 2040 | Senior Unsecured Notes | Estimated Fair Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	7,966
6.050% Senior Notes due March 2041 | Senior Unsecured Notes | Carrying Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	395,002
6.050% Senior Notes due March 2041 | Senior Unsecured Notes | Estimated Fair Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	7,327
5.250% Senior Notes due March 2042 | Senior Unsecured Notes | Carrying Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	483,619
5.250% Senior Notes due March 2042 | Senior Unsecured Notes | Estimated Fair Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	9,701
8.950% Senior Notes due April 2045 | Senior Unsecured Notes | Carrying Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	400,000
8.950% Senior Notes due April 2045 | Senior Unsecured Notes | Estimated Fair Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	7,420
The 2017 Credit Facility | Line of Credit | Carrying Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		0	545,000
The 2017 Credit Facility | Line of Credit | Estimated Fair Value | Noble Finance Company
Debt Instrument [Line Items]
Total debt		$ 0	$ 545,000